Note 23 - Business Segments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
2
3
Business Segments
The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC
280.
HMN, the holding company, did
not
meet the quantitative thresholds for a reportable segment and therefore is included in the “Other” category. The Company evaluates performance and allocates resources based on the segment's net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net income and assets for each of the Company's reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 20 20 :
Interest income – external customers	$31,959	0	0	31,959
Non-interest income – external customers	14,954	0	0	14,954
Intersegment interest income	0	43	(43)	0
Intersegment non-interest income	234	10,815	(11,049)	0
Interest expense	2,894	0	(43)	2,851
Provision for loan losses	2,699	0	0	2,699
Non-interest expense	26,472	755	(234)	26,993
Income tax expense (benefit)	4,267	(199)	0	4,068
Net income	10,815	10,302	(10,815)	10,302
Total assets	909,605	103,433	(103,458)	909,580

At or for the year ended December 31, 2019:
Interest income – external customers	$31,890	0	0	31,890
Non-interest income – external customers	8,455	0	0	8,455
Intersegment interest income	0	21	(21)	0
Intersegment non-interest income	234	8,627	(8,861)	0
Interest expense	3,360	0	(21)	3,339
Provision for loan losses	(1,216)	0	0	(1,216)
Non-interest expense	26,565	774	(234)	27,105
Income tax expense	3,243	81	0	3,324
Net income	8,627	7,793	(8,627)	7,793
Total assets	777,083	92,863	(92,307)	777,639

At or for the year ended December 31, 2018:
Interest income – external customers	$30,381	0	0	30,381
Non-interest income – external customers	7,714	0	0	7,714
Intersegment non-interest income	222	8,800	(9,022)	0
Interest expense	2,233	0	0	2,233
Provision for loan losses	(649)	0	0	(649)
Non-interest expense	24,897	712	(222)	25,387
Income tax expense (benefit)	3,036	(148)	0	2,888
Net income	8,800	8,236	(8,800)	8,236
Total assets	710,281	83,380	(81,346)	712,315